Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings per share, basic	$ (0.57)	$ (0.59)
Earnings per share, diluted	$ (0.57)	$ (0.59)
Weighted average number of shares outstanding, basic	24,878,196	23,383,758
Weighted average number of shares outstanding, diluted	24,878,196	23,383,758